UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Charles Fayerweather
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch     Boston, MA		February 10, 2011
[Signature]	     [City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings
of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	70

Form 13F Information Table Value Total:	98924000

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
None









                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             Common Stock     88579y101      104     1200 SH       Sole                              1200
                                                              4207    48749 SH       Other   10                       48749
ABB LTD SPON ADR               Common Stock     000375204       18      800 SH       Sole                               800
                                                              2624   116900 SH       Other   10                      116900
ABBOTT LABS                    Common Stock     002824100      149     3100 SH       Sole                              3100
                                                              1732    36150 SH       Other   10                       36150
ALBERTO CULVER CO              Common Stock     013078100      220     5950 SH       Other   10                        5950
ANADARKO PETE                  Common Stock     032511107      286     3753 SH       Other   10                        3753
APPLE INC                      Common Stock     037833100      340     1055 SH       Other   10                        1055
APTARGROUP INC                 Common Stock     038336103     3819    80281 SH       Other   10                       80281
AUTOMATIC DATA PROCESSING      Common Stock     053015103      760    16420 SH       Other   10                       16420
BERKSHIRE HATHAWAY INC CL B    Common Stock     084670702      451     5625 SH       Other   10                        5625
BOMBARDIER                     Common Stock     097751200       74    15000 SH       Other   10                       15000
BRISTOL MYERS SQUIBB           Common Stock     110122108      230     8700 SH       Other   10                        8700
CANADIAN NATL RAILWAY CO       Common Stock     136375102     4978    74898 SH       Other   10                       74898
CENOVUS ENERGY                 Common Stock     15135u109     1099    33059 SH       Other   10                       33059
CHEVRON CORP NEW               Common Stock     166764100      274     3000 SH       Sole                              3000
                                                              1267    13880 SH       Other   10                       13880
CISCO SYS INC                  Common Stock     17275r102     1095    54104 SH       Other   10                       54104
COCA COLA                      Common Stock     191216100      235     3575 SH       Other   10                        3575
COLGATE-PALMOLIVE CO           Common Stock     194162103      285     3550 SH       Other   10                        3550
CONOCOPHILLIPS                 Common Stock     20825c104      456     6695 SH       Other   10                        6695
COVIDIEN PLC USD0.20           Common Stock     g2554f105     1622    35525 SH       Other   10                       35525
CREE INC                       Common Stock     225447101      474     7190 SH       Other   10                        7190
CVS CAREMARK CORP              Common Stock     126650100       21      600 SH       Sole                               600
                                                              2232    64180 SH       Other   10                       64180
DEERE                          Common Stock     244199105       66      800 SH       Sole                               800
                                                              2967    35730 SH       Other   10                       35730
DEVON ENERGY CORP NEW          Common Stock     25179m103     1843    23470 SH       Other   10                       23470
DU PONT E I DE NEMOURS         Common Stock     263534109       60     1200 SH       Sole                              1200
                                                               513    10283 SH       Other   10                       10283
E M C CORP MASS                Common Stock     268648102     2435   106346 SH       Other   10                      106346
EATON                          Common Stock     278058102      242     2387 SH       Other   10                        2387
EMERSON ELECTRIC CO            Common Stock     291011104       23      400 SH       Sole                               400
                                                              5256    91937 SH       Other   10                       91937
ENCANA                         Common Stock     292505104       29     1000 SH       Sole                              1000
                                                              2657    91241 SH       Other   10                       91241
EXXON MOBIL CORP               Common Stock     30231g102      183     2500 SH       Sole                              2500
                                                              5330    72895 SH       Other   10                       72895
FACTSET RESH SYS               Common Stock     303075105      225     2400 SH       Other   10                        2400
GENERAL ELECTRIC CO            Common Stock     369604103      106     5800 SH       Sole                              5800
                                                              1137    62140 SH       Other   10                       62140
GENERAL MILLS                  Common Stock     370334104      693    19475 SH       Other   10                       19475
GILEAD SCIENCES                Common Stock     375558103      227     6265 SH       Other   10                        6265
HELMERICH & PAYNE              Common Stock     423452101      711    14675 SH       Other   10                       14675
HOME DEPOT INC                 Common Stock     437076102      728    20760 SH       Other   10                       20760
HONEYWELL INTL                 Common Stock     438516106     1034    19459 SH       Other   10                       19459
INTEL CORP                     Common Stock     458140100       21     1000 SH       Sole                              1000
                                                              2986   141971 SH       Other   10                      141971
INTL BUSINESS MACH             Common Stock     459200101      730     4975 SH       Other   10                        4975
ITRON INC                      Common Stock     465741106      372     6715 SH       Other   10                        6715
JOHNSON & JOHNSON              Common Stock     478160104       49      800 SH       Sole                               800
                                                              5148    83230 SH       Other   10                       83230
LABORATORY CP AMER             Common Stock     50540R409      404     4590 SH       Other   10                        4590
LIFE TECHNOLOGIES              Common Stock     53217v109      543     9775 SH       Other   10                        9775
MASTERCARD INC CL A            Common Stock     57636q104      725     3235 SH       Other   10                        3235
MAXWELL TECHNOLOGIES           Common Stock     577767106      343    18150 SH       Other   10                       18150
MERCK                          Common Stock     58933y105      894    24800 SH       Other   10                       24800
MICROSOFT CORP                 Common Stock     594918104        6      200 SH       Sole                               200
                                                              2124    76112 SH       Other   10                       76112
MONSANTO                       Common Stock     61166w101      690     9905 SH       Other   10                        9905
NESTLE SA SPON ADR             Common Stock     641069406       26      450 SH       Sole                               450
                                                              3392    57751 SH       Other   10                       57751
NOBLE GROUP LTD                Common Stock     GB01CLC39      135    80363 SH       Other   10                       80363
NOVARTIS AG ADR                Common Stock     66987V109       24      400 SH       Sole                               400
                                                              3185    54030 SH       Other   10                       54030
NOVO NORDISK A S ADR           Common Stock     670100205     1148    10200 SH       Other   10                       10200
NOVOZYMES                      Common Stock     K46585350     2393    17300 SH       Other   10                       17300
ORACLE                         Common Stock     68389x105     1480    47300 SH       Other   10                       47300
OYO GEOSPACE CORP              Common Stock     671074102      287     2900 SH       Other   10                        2900
PEMBINA PIPELINE CORP          Common Stock     706327103     1091    50250 SH       Other   10                       50250
PEPSICO INC                    Common Stock     713448108       46      700 SH       Sole                               700
                                                              2695    41259 SH       Other   10                       41259
PERRIGO CO                     Common Stock     714290103      385     6075 SH       Other   10                        6075
PFIZER                         Common Stock     717081103      336    19192 SH       Other   10                       19192
PORTLAND GEN ELEC CO COMNEW    Common Stock     736508847       35     1600 SH       Sole                              1600
                                                              1160    53435 SH       Other   10                       53435
PROCTER & GAMBLE CO            Common Stock     742718109       93     1450 SH       Sole                              1450
                                                              5146    79993 SH       Other   10                       79993
QUALCOMM INC                   Common Stock     747525103      396     8000 SH       Other   10                        8000
ROCKWELL AUTOMATION            Common Stock     773903109      244     3400 SH       Other   10                        3400
SCHLUMBERGER                   Common Stock     806857108     1004    12025 SH       Other   10                       12025
STATE STREET                   Common Stock     857477103     1671    36070 SH       Other   10                       36070
TARGET CORP                    Common Stock     87612e106      210     3500 SH       Other   10                        3500
UNION PACIFIC                  Common Stock     907818108      727     7850 SH       Other   10                        7850
UNITED TECHNOLOGIES CORP       Common Stock     913017109      272     3450 SH       Other   10                        3450
VESTAS WIND SYSTEMS            Common Stock     K59646511      411    13230 SH       Other   10                       13230
WILMAR INTERNATIONAL LTD       Common Stock     YB17KC690       87    20000 SH       Other   10                       20000
ZIMMER HOLDINGS                Common Stock     98956P102      293     5460 SH       Other   10                        5460